CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net income for the period	$ 17,825	$ 13,761	$ 34,859	$ 28,861
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	4,652	4,602	9,299	9,230
Loss in respect of trading marketable securities and other investments	0	0	0	8
Increase in liability for employee rights upon retirement	1,235	591	2,343	1,622
Share in losses (profit) of affiliated companies, net	14	(16)	59	18
Deferred income taxes	(1,042)	(302)	(2,255)	(387)
Capital loss on sale of property and equipment, net	180	58	124	89
Decrease (increase) in accounts receivable	4,233	(1,127)	(4,638)	(7,691)
Decrease in other current and non-current assets	1,706	4,822	188	4,800
Decrease (increase) in inventories	(3,160)	72	(655)	(58)
Increase (decrease) in accounts payable	3,173	(393)	5,477	(124)
Increase (decrease) in deferred revenues	(996)	607	833	1,354
Increase (decrease) in other current and non-current liabilities	4,399	(249)	4,834	163
Net cash provided by operating activities	32,219	22,426	50,468	37,885
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(1,324)	(560)	(2,476)	(852)
Capital expenditures	(6,634)	(5,264)	(11,937)	(11,874)
Investments in affiliated and other companies, net	(124)	(106)	(172)	(110)
Repayment of (investment in) long-term deposit	(109)	61	(123)	(23)
Proceeds from sale of property and equipment	424	154	717	454
Net cash used in investment activities	(7,767)	(5,715)	(13,991)	(12,405)
Cash flows from financing activities
Short term credit from banking institutions, net	0	0	0	(114)
Acquisition of company shares	(3,048)	0	(3,579)	0
Dividend paid	(29,840)	(9,947)	(39,761)	(17,705)
Dividend paid to non-controlling interests	0	0	(1,913)	(1,677)
Net cash used in financing activities	(32,888)	(9,947)	(45,253)	(19,496)
Effect of exchange rate changes on cash and cash equivalents	4,167	6,288	4,925	5,394
Net change in cash and cash equivalents	(4,269)	13,052	(3,851)	11,378
Balance of cash and cash equivalents at beginning of period	107,969	75,683	107,551	77,357
Balance of cash and cash equivalents at end of period	$ 103,700	$ 88,735	$ 103,700	$ 88,735